[CUNA Mutual Group/CUNA Mutual Insurance Society Letterhead]

February 11, 2010

Via Electronic Filing
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:	CUNA Mutual Variable Life Insurance Account, File No. 811-03915
CUNA Mutual Variable Annuity Account, File No. 811-08260
Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, each Registrant named above, each a unit investment trust registered as an investment company under the Act, mailed its contract owners the annual report for the management investment companies in which its subaccounts invest, which include the following:

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
MFS Variable Insurance TrustSM
MFS Strategic Income SeriesSM
Oppenheimer Variable Accounts Funds
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Main Street Fund®/VA
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund®/VA
Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets Securities Fund
Mutual Discovery Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Ultra Series Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Money Market Fund
Bond Fund
High Income Fund
Diversified Income Fund
Large Cap Value Fund

Large Cap Growth Fund
Mid Cap Value Fund
Mid Cap Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Global Securities Fund
International Stock Fund
AIM Variable Insurance Funds
AIM VI Global Real Estate Fund
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturnTM Strategy Portfolio
PIMCO Total Return Portfolio
PIMCO Global Bond Portfolio (Unhedged)
VanKampen Life Investment Trust
VanKampen Life Investment Trust Mid Cap Growth Portfolio
VanKampen Life Investment Trust Growth and Income Portfolio

We understand these management investment companies have separately filed these annual reports with the Securities and Exchange Commission on Form N-CSR.

We have included with this filing the cover, inside pages and back pages that we include with our mailing.

Please contact me at (608) 231-7495 if you have any questions regarding this filing.

Regards,

/s/ Kerry A. Jung

Kerry A. Jung
Lead Attorney

Attachments

ANNUAL REPORT
F o r P e r i o d E n d e d D e c e m b e r 3 1 , 2 0 0 9

Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, International Stock, Target Retirement 2020, Target Retirement 2030, and Target Retirement 2040 Funds of the Ultra Series Fund

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORT

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of policyowners at the household. However, any policyowner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable life insurance policies and mutual funds, the Securities and Exchange Commission (“Commission”) has not approved or disapproved of these securities, nor does the Commission guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society 2000 Heritage Way Waverly, IA 50677
Presorted Standard
U.S. POSTAGE
PAID
Louisville, KY
Permit No. 1051

Form 1965 02/10

ANNUAL REPORTS
F o r P e r i o d E n d e d D e c e m b e r 3 1 , 2 0 0 9

T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc., a mutual fund in which the CUNA Mutual Variable Life Insurance Account and the CUNA Mutual Variable Annuity Account invest.

MFS® Strategic Income SeriesSM of the MFS® Variable Insurance TrustSM, a mutual fund in which the CUNA Mutual Variable Life Insurance Account and the CUNA Mutual Variable Annuity Account invest.

Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds, a mutual fund in which the CUNA Mutual Variable Life Insurance Account and the CUNA Mutual Variable Annuity Account invest.

Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust, a mutual fund in which the CUNA Mutual Variable Life Insurance Account and the CUNA Mutual Variable Annuity Account invest.

MEMBERS® Variable Annuity
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II
Ultra Vers-ALL LIFESM

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORTS

MEMBERS® Variable Universal Life II and MEMBERS® Variable Annuity no longer accept new payments and do not allow transfers of money from other subaccounts to the subaccounts that invest in the mutual funds described in this booklet.

MEMBERS® Variable Universal Life does accept new premium for the T. Rowe Price International Stock subaccount and also allows transfers of money to the subaccount that invests in that fund.

If you own a MEMBERS® Variable Annuity, MEMBERS® Variable Universal Life or MEMBERS® Variable Universal Life II, you will also receive a booklet that contains the annual report for that product as well as an annual report for other mutual funds in which the CUNA Mutual Variable Annuity Account and CUNA Mutual Variable Life Insurance Account invest.

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“Commission”) has not approved or disapproved of these securities, nor does the Commission guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Presorted Standard
U.S. POSTAGE
PAID
Louisville, KY
Permit No. 1051

CUNA Mutual Insurance Society 2000 Heritage Way Waverly, IA 50677

Form 1940 02/10

ANNUAL REPORTS
F o r P e r i o d E n d e d D e c e m b e r 3 1 , 2 0 0 9

AIM V.I. Global Real Estate Fund – Series II shares, of the AIM Variable Insurance Funds, a mutual fund in which the CUNA Mutual Variable Annuity Account invests.

Franklin High Income Securities Class 4, Mutual Discovery Securities Class 4, Franklin Income Securities Class 4, of the Franklin Templeton Variable Insurance Products Trust, mutual funds in which the CUNA Mutual Variable Annuity Account invests.

Oppenheimer International Growth Fund®/VA, a series of Panorama Series Fund, Inc., and Oppenheimer Main Street Small Cap Fund®/VA, and Oppenheimer Main Street Fund®/VA, of the Oppenheimer Variable Account Funds, mutual funds in which the CUNA Mutual Variable Annuity Account invests.

PIMCO CommodityRealReturnTM Strategy Portfolio, PIMCO Total Return Portfolio and PIMCO Global Bond Portfolio (Unhedged), of the PIMCO Variable Insurance Trust, a mutual fund in which the CUNA Mutual Variable Annuity Account invests.

Van Kampen Life Investment Trust Mid Cap Growth Portfolio Class II Shares and Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares of the Van Kampen Life Investment Trust, a mutual fund in which the CUNA Mutual Variable Annuity Account invests.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORTS

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of contract owners at the household. However, any contract owner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable annuity contracts and mutual funds, the Securities and Exchange Commission (“Commission”) has not approved or disapproved of these securities, nor does the Commission guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Presorted Standard
U.S. POSTAGE
PAID
Louisville, KY
Permit No. 1051

CUNA Mutual Insurance Society 2000 Heritage Way Waverly, IA 50677

Form 10000739 02/10